MORTGAGE PAYABLE - (Disclosure of mortgage payable) (Details) - CAD ($)				8 Months Ended	12 Months Ended
	Jul. 09, 2021	Feb. 01, 2021	Feb. 01, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance					$ 3,501,554	$ 2,442,830
New mortgage (refinancing)					0	1,054,000
Transaction costs					(35,000)	(61,123)
Finance expense					306,038	274,384
Repayments					(265,203)	(208,537)
Ending balance					3,507,389	3,501,554	$ 2,442,830
Second Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance					0	2,442,830
New mortgage (refinancing)			$ 2,446,000		0	(2,446,000)
Transaction costs					0	0	(18,345)
Finance expense					0	35,783	178,242
Repayments					0	(32,613)
Ending balance					0	0	2,442,830
Third Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance					0	0
New mortgage (refinancing)		$ 2,446,000			0	0
Transaction costs					0	(18,345)
Finance expense					0	104,723	0
Repayments					0	(86,378)
Ending balance					0	0	0
Fourth Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance					3,501,554	0
New mortgage (refinancing)	$ 3,500,000				(3,500,000)	3,500,000
Transaction costs					0	(42,778)
Finance expense				$ 0	131,154	133,878	0
Repayments					(132,708)	(89,546)
Ending balance					0	3,501,554	0
Fifth Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance					0	0
New mortgage (refinancing)					3,500,000	0
Transaction costs					(35,000)	0
Finance expense					174,884	0	0
Repayments					(132,495)	0
Ending balance					$ 3,507,389	$ 0	$ 0